Use of Special Purpose Entities and Variable Interest Entities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Residential whole loans	$ 7,900,000	$ 5,300,000
Senior Notes
Variable Interest Entity [Line Items]
Proceeds from issuance of debt	2,400,000	1,300,000
Proceed from senior notes net of offering expenses and underwriting discount	2,400,000	1,300,000
Asset-backed Securities, Securitized Loans and Receivables
Variable Interest Entity [Line Items]
Proceeds from issuance of debt	3,682,082	1,853,408
Residential Whole Loans, Carrying Value	3,000,000	1,800,000
Securitized debt	2,700,000	1,500,000
Asset-backed Securities, Securitized Loans and Receivables | Other Assets
Variable Interest Entity [Line Items]
Real estate owned at fair value	$ 35,400	$ 49,500